Employee Benefits - Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Japanese plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	¥ 20,230	¥ 56,192
General accounts	40,942	40,008
Separate accounts	23,130	22,317
Other	10,672	(44,915)
Total	1,236,755	1,355,276
Japanese plans [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	398	402
Japanese plans [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	117,422	145,474
Japanese plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	153,171	130,878
Japanese plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	22,388	32,349
Debt securities	67,278	65,388
Japanese plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	195,611	260,482
Debt securities	171,690	153,289
Japanese plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	172,074	248,419
Debt securities	241,749	244,993
Japanese plans [member] | Quoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	20,230	56,192
General accounts
Separate accounts
Other	54	67
Total	665,590	840,633
Japanese plans [member] | Quoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Quoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Quoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Quoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	1,419	1,798
Japanese plans [member] | Quoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	22,388	32,349
Debt securities	66,416	65,388
Japanese plans [member] | Quoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	195,611	260,424
Debt securities	35,338	2,795
Japanese plans [member] | Quoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	171,921	248,143
Debt securities	152,213	173,477
Japanese plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents
General accounts	40,942	40,008
Separate accounts	23,130	22,317
Other	10,618	(44,982)
Total	571,165	514,643
Japanese plans [member] | Unquoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	398	402
Japanese plans [member] | Unquoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	117,422	145,474
Japanese plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	151,752	129,080
Japanese plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	862
Japanese plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities		58
Debt securities	136,352	150,494
Japanese plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	153	276
Debt securities	89,536	71,516
Foreign plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	6,929	15,147
General accounts
Separate accounts
Other	9,416	32,158
Total	879,975	1,013,050
Foreign plans [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	73,017	87,540
Foreign plans [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	162,414	191,196
Foreign plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	26,061	34,341
Foreign plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	454,352	430,400
Foreign plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	398	9,483
Debt securities	768	575
Foreign plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	13,794	72,349
Debt securities	114,757	81,155
Foreign plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	7,413	51,606
Debt securities	10,656	7,100
Foreign plans [member] | Quoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	6,929	15,147
General accounts
Separate accounts
Other	263	61
Total	28,797	153,378
Foreign plans [member] | Quoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds		4,732
Foreign plans [member] | Quoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	398	9,483
Debt securities
Foreign plans [member] | Quoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	13,794	72,349
Debt securities
Foreign plans [member] | Quoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	7,413	51,606
Debt securities
Foreign plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents
General accounts
Separate accounts
Other	9,153	32,097
Total	851,178	859,672
Foreign plans [member] | Unquoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	73,017	87,540
Foreign plans [member] | Unquoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	162,414	191,196
Foreign plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	26,061	34,341
Foreign plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	454,352	425,668
Foreign plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	768	575
Foreign plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	114,757	81,155
Foreign plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	¥ 10,656	¥ 7,100